ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

522 Fifth Avenue

New York, New York 10036

November 3, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:
Active Assets Money Trust	File No. 2-71560 ; 811-3159
Active Assets Tax-Free Trust	File No. 2-71559 ; 811-3162
Active Assets California Tax-Free Trust	File No. 33-41685 ; 811-6350
Active Assets Government Securities Trust	File No. 2-71558 ; 811-3165
Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on October 30, 2009.

If you have any questions, please feel free to contact me at (212) 296-6993 (tel) or (212) 404-9620 (fax).

Very truly yours,

/s/ Debra Rubano
Debra Rubano
Assistant Secretary

cc: Larry Greene